Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease [Abstract]
Schedule of Operating Leases have Remaining Lease Terms	The Company’s operating leases have remaining lease terms of up to approximately five years.
	September 30, 2023	December 31, 2022
ASSETS	(Unaudited)
Operating lease right-of-use assets	$899,817	$1,161,141
LIABILITIES
Operating lease liabilities (current)	392,666	369,314
Operating lease liabilities (non-current)	507,151	791,827
The following provides details of the Company’s lease expenses:
	Year Ended December 31,
	2022	2021
Operating lease expenses	$358,576	$335,208
	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$358,576	$335,208
	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term:
Operating leases	2.48 years	2.90 years

Weighted Average Discount Rate:
Operating leases	1.49%	1.39%

Schedule of Company’s Lease Expenses	The following provides details of the Company’s lease expenses:
	Three Months Ended September 30,
	2023	2022
	(Unaudited)
Operating lease expenses	$96,875	$87,367
	Nine Months Ended September 30,
	2023	2022
	(Unaudited)
Operating lease expenses	$288,751	$261,494

	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Cash paid for amounts included in the measurement of operating lease liabilities	$288,751	$261,494
	September 30, 2023	December 31, 2022
Weighted Average Remaining Lease Term:
Operating leases	2.04 years	2.48 years

Weighted Average Discount Rate:
Operating leases	1.53%	1.49%
The Company has no finance leases. The Company’s leases primarily include various office and laboratory spaces, copy machine, and vehicles under various operating lease arrangements. The Company’s operating leases have remaining lease terms of up to approximately five years.
	December 31, 2022	December 31, 2021
ASSETS
Operating lease right-of-use assets	$1,161,141	$1,471,899
LIABILITIES
Operating lease liabilities (current)	369,314	347,100
Operating lease liabilities (noncurrent)	791,827	1,124,799

Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases	The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:
Operating leases
2023 (excluding nine months ended September 30, 2023)	$96,585
2024	400,432
2025	350,693
2026	56,916
Thereafter	-
Total future minimum lease payments, undiscounted	904,626
Less: Imputed interest	(4,809)
Present value of future minimum lease payments	$899,817
The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:
Operating leases
2023	$374,478
2024	389,613
2025	348,837
2026	56,916
2027	-
Total future minimum lease payments, undiscounted	1,169,844
Less: Imputed interest	8,703
Present value of future minimum lease payments	$1,161,141